Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements
Schedule of fair value of assets measured on recurring basis

		Fair value measurements at reporting date using
		Quoted prices in
	Total fair value	active market	Significant other	Significant
	and carrying value	for identical	observable	unobservable
	on balance sheet	assets (Level 1)	inputs (Level 2)	inputs (Level 3)
	RMB	RMB	RMB	RMB
As of December 31, 2011
Cash and cash equivalents	181,340	181,340	—	—
Short-term deposits	404,500	404,500	—	—
Term deposits	10,000	10,000	—	—

As of December 31, 2012
Cash and cash equivalents	257,709	257,709	—	—
Short-term deposits	233,025	233,025	—	—
Term deposits	10,000	10,000	—	—
Available-for-sale securities	5,047	5,047	—	—